Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets.

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2024	971,033	45	168	6,765	978,011
Additions	190,998	121	—	5,002	196,121
Disposals	(55,907)	(2)	(168)	(2,733)	(58,810)
Exchange differences	35,465	—	—	(23)	35,442
Balance at December 31, 2024	1,141,589	164	—	9,011	1,150,764
Additions	296,907	247	—	2,949	300,103
Disposals	(55,246)	(85)	—	(2,586)	(57,917)
Business combinations	680	—	—	—	680
Exchange differences	(83,979)	(4)	—	(47)	(84,030)
Reclassification	1,912	—	—	—	1,912
Balance at December 31, 2025	1,301,863	322	—	9,327	1,311,512

Accumulated amortization at January 1, 2024	(440,434)	(15)	(150)	(3,460)	(444,059)
Amortization	(146,297)	(37)	(23)	(2,325)	(148,682)
Impairments	(7,905)	—	—	—	(7,905)
Disposals	47,839	1	173	2,158	50,171
Exchange differences	(18,859)	—	—	7	(18,852)
Balance at December 31, 2024	(565,656)	(51)	—	(3,620)	(569,327)
Amortization	(160,202)	(71)	—	(2,623)	(162,896)
Impairments	(9,941)	—	—	—	(9,941)
Disposals	38,007	29	—	2,072	40,108
Exchange differences	44,001	1	—	37	44,039
Reclassification	(1,054)	—	—	—	(1,054)
Balance at December 31, 2025	(654,845)	(92)	—	(4,134)	(659,071)

Carrying amount at:
January 1, 2024	530,599	30	18	3,305	533,952
December 31, 2024	575,933	113	—	5,391	581,437
December 31, 2025	647,018	230	—	5,193	652,441